Long-term Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2021
Long-term Investments accounted for using the equity method
Long-term Investments accounted for using the equity method

(9) Long-term Investments accounted for using the equity method

Individually insignificant shares in companies accounted for using the equity method are presented in aggregate, provided that at the balance sheet date the equity book value did not exceed € 10 million or Evotec’s share of earnings in the result was less than € 3 million in the company’s profit or loss.

For some of those insignificant investments delays in respective lead programs led to failure of further financing rounds. This led to impairment tests of the two investments which resulted in an impairment in the amount of k€ 2,497, with both investments being fully impaired. In connection with the impairment test, related loans issued to the respective investments were adjusted to the fair value of nil resulting in a fair value adjustment in the amount of k€ 9,367.

The following table summarises the development of the long-term investments during year 2021:

				Breakpoint
	Exscientia		NephThera	Therapeutics	Insignificant
in k€	plc		GmbH2)	GmbH	investments	Total
Balance at 1 January 2021	21,040		486	1,918	16,266	39,710
Additions	—		—	3,667	7,244	10,911
Pro rata net result	(1,577)		(486)	(2,811)	(11,696)	(16,570)
Loss against other current assets	—		—	—	977	977
Impairment	—		—	—	(2,497)	(2,497)
Discontinued use of equity method	(19,463)	1)	—	—	—	(19,463)
Net book value 31 December 2021	—		—	2,774	10,294	13,068
1)In the first half of 2021, Evotec did not participate in two financing rounds of Exscientia plc (before: Exscientia Ltd.), resulting in Evotec’s shareholding decreasing from 20.32% to 14.84%. In the third quarter of 2021, Exscientia plc was listed for the first time on the NASDAQ and the shareholding further decreased through dilution to 11.70% as of 31 December 2021 through dilution. Consequently, Exscientia plc is no longer accounted for using the equity method but at fair value in accordance with IFRS 9.

2)NephThera GmbH is a joint venture.

The additions during the year 2021 relates to financing rounds in the existing long-term investments of Topas Therapeutics GmbH in the amount of k€ 2,856; FSHD Unlimited Coop. in the amount of k€ 1,257; Breakpoint Therapeutics GmbH in the amount of k€ 3,667; Ananke Therapeutics Inc. in the amount of k€ 1,483 and Quantro Therapeutics GmbH in the amount of k€ 1,250. Furthermore, subsequent acquisition costs due to contributions in kind were capitalised in the amount of k€ 398.

The following table summarises the development of the long-term investment during the year 2020:

			Breakpoint
	Exscientia	NephThera	Therapeutics	Insignificant
in k€	plc	GmbH1)	GmbH	investments	Total
Balance at 1 January 2020	16,236	—	5,900	7,631	29,767
Additions	9,194	14	—	11,170	20,378
Pro rata net result	(4,390)	(3,378)	(3,982)	(5,524)	(17,274)
Adjustments	—	3,850	—	2,989	6,839
Net book value 31 December 2020	21,040	486	1,918	16,266	39,710
1)	NephThera GmbH is a joint venture.

In 2020, the adjustments included subsequent acquisition costs due to contributions of k€ 6,839, of which k€ 3,850 related to the investment in NephThera GmbH and k€ 2,989 to the investment in Curexsys GmbH.

Further financial information on the significant investments accounted for using the equity method is presented below:

		Breakpoint
	NephThera	Therapeutics
	GmbH	GmbH
2021	k€	k€
Current assets	8,013	18,501
Non-current assets	10	2
Current liabilities	525	719
Non-current liabilities	—	—
Revenues from 1 Jan to 31 Dec	—	—
Net result from 1 Jan to 31 Dec	(5,769)	(8,283)

			Breakpoint
	Exscientia	NephThera	Therapeutics
	plc*	GmbH	GmbH
2020	k€	k€	k€
Current assets	75,882	3,683	4,229
Non-current assets	11,306	—	4
Current liabilities	20,854	413	664
Non-current liabilities	—	—	—
Revenues from 1 Jan to 31 Dec	10,786	—	—
Net result from 1 Jan to 31 Dec	(21,935)	(6,755)	(8,231)

*Net result included prior year adjustment k€ 2,165